Pay vs Performance Disclosure	2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 15, 2024	Dec. 31, 2024	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

							Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO 1 (1)	Summary Compensation Table Total for PEO 2 (2)	Compensation Actually paid to PEO 1 (1)	Compensation Actually paid to PEO 2 (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)	Net Income (Loss)	Total Economic Return (7)
2025	$—	$—	$74,100	$74,100	$656,800	$728,512	$73.74	$125.29	$322,686,865	12.8%
2024	$—	$—	$149,396	$149,396	$209,069	$(184,960)	$66.09	$92.31	$(14,393,939)	(2.6)%
2023	$1,660,400	$1,660,400	$706,293	$706,293	$830,200	$402,134	$58.40	$85.16	$(67,923,938)	(4.7)%
2022	$—	$—	$(750,654)	$(750,654)	$—	$(142,055)	$69.02	$79.97	$(229,930,299)	(32.4)%
2021	$1,986,090	$1,986,090	$1,823,636	$1,823,636	$184,667	$170,850	$101.18	$102.70	$15,362,714	(6.4)%

Company Selected Measure Name			Total Economic Return
Named Executive Officers, Footnote			In the years 2021 through 2023 and until mid March 2024, Scott J. Ulm served as one of the Company's Co-Chief Executive Officers. From mid March 2024 to present, Scott J. Ulm serves as the Company's Chief Executive Officer. In the years 2021 through 2023 and until mid March 2024, Jeffrey J. Zimmer served as one of the Company's Co-Chief Executive Officers. From mid March 2024 to present, he serves as an ex-officio, non-voting special advisor to the Board.In the years 2021 through 2023 the Non-PEO NEOs consisted of James R. Mountain, Mark R. Gruber and Gordon M. Harper. In 2024, the Non-PEO NEOs consisted of James R. Mountain and Gordon M. Harper. In 2025, the Non-PEO NEO's consisted of Gordon M. Harper, Desmond Macauley and Sergey Losyev.
Peer Group Issuers, Footnote	Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in the six companies in the FTSE NAREIT Mortgage REIT Home Financing Index that constitute our peer group on December 31, 2020. The Peer Group Total Shareholder Return is weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. ARMOUR’s Mortgage REIT Peer Group, which, along with the FTSE NAREIT Mortgage REIT Home Financing Index, is described on page 24, is composed of: AGNC Investment Corp. (weighted average contribution for the years indicated: 34.51, 25.53, 29.22, 34.63, 45.29), Dynex Capital, Inc. (weighted average contribution for the years indicated: 2.68, 2.54, 3.15, 4.26, 8.1), Invesco Mortgage Capital (weighted average contribution for the years indicated: 3.79, 1.94, 1.91, 2.08, 2.35), Annaly Capital Management (weighted average contribution for the years indicated: 49.57, 42.56, 42.99, 43.55, 60.16), Orchid Island Capital (weighted average contribution for the years indicated: 3.48, 1.51, 1.94, 2.59, 5.08), and Two Harbors Investment Corporation (weighted average contribution for the years indicated: 8.67, 5.88, 5.95, 5.21, 4.31). The Company has used this peer group for its pay versus performance calculations in each of its 2023, 2024 and 2025 proxy statements as well as this proxy statement.

Adjustment To PEO Compensation, Footnote	The following tables set forth the amounts subtracted from the Summary Compensation Table Total and the amounts added back during each year represented in the Pay versus Performance table to arrive at Compensation Actually Paid to each PEO and our Non PEO NEOs during the years presented. Equity values are calculated in accordance with ASC Topic 718.

Adjustments made to Determine Compensation Actually Paid		2025	2024	2023	2022	2021
Summary Compensation Table Total	PEO 1	$—	$—	$1,660,400	$—	$1,986,090
	PEO 2	$—	$—	$1,660,400	$—	$1,986,090
	Average Non PEO NEOs	$656,800	$209,069	$830,200	$—	$184,667

Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	PEO 1	$—	$—	$(1,660,400)	$—	$(1,986,090)
	PEO 2	$—	$—	$(1,660,400)	$—	$(1,986,090)
	Average Non PEO NEOs	$(656,800)	$(209,069)	$(830,200)	$—	$(184,667)

Increase for year-end fair value of awards granted during year that remain unvested as of year-end	PEO 1	$—	$—	$927,360	$—	$1,487,687
	PEO 2	$—	$—	$927,360	$—	$1,487,687
	Average Non PEO NEOs	$601,460	$27,158	$463,680	$—	$137,340

Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to that year that were outstanding and unvested as of year-end	PEO 1	$(47,093)	$(24,734)	$(629,491)	$(685,729)	$(233,446)
	PEO 2	$(47,093)	$(24,734)	$(629,491)	$(685,729)	$(233,446)
	Average Non PEO NEOs	$(44,304)	$(9,439)	$(240,176)	$(108,680)	$(43,407)

Increase for fair value as of the vesting dates for awards granted during year that vest during the year	PEO 1	$—	$—	$185,620	$—	$308,016
	PEO 2	$—	$—	$185,620	$—	$308,016
	Average Non PEO NEOs	$95,680	$32,396	$92,810	$—	$29,760

Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to that year that vested during year	PEO 1	$(15,818)	$(8,059)	$(154,702)	$(309,989)	$(72,677)
	PEO 2	$(15,818)	$(8,059)	$(154,702)	$(309,989)	$(72,677)
	Average Non PEO NEOs	$(8,580)	$(2,102)	$(52,980)	$(76,466)	$(17,862)

Deduction for fair value of awards granted prior to year that were forfeited during year	PEO 1	$—	$—	$—	$—	$—
	PEO 2	$—	$—	$—	$—	$—
	Average Non PEO NEOs	$—	$(266,616)	$—	$—	$—

Increase based on dividends or other earnings Paid during year prior to vesting date of award	PEO 1	$137,011	$182,189	$377,506	$245,064	$334,056
	PEO 2	$137,011	$182,189	$377,506	$245,064	$334,056
	Average Non PEO NEOs	$84,256	$33,643	$138,800	$43,091	$65,019
Continued

Total Adjustments	PEO 1	$74,100	$149,396	$(954,107)	$(750,654)	$(162,454)
	PEO 2	$74,100	$149,396	$(954,107)	$(750,654)	$(162,454)
	Average Non PEO NEOs	$71,712	$(394,029)	$(428,066)	$(142,055)	$(13,817)

Compensation Actually Paid	PEO 1	$74,100	$149,396	$706,293	$(750,654)	$1,823,636
	PEO 2	$74,100	$149,396	$706,293	$(750,654)	$1,823,636
	Average Non PEO NEOs	$728,512	$(184,960)	$402,134	$(142,055)	$170,850

Non-PEO NEO Average Total Compensation Amount			$ 656,800	$ 209,069	$ 830,200	$ 0	$ 184,667
Non-PEO NEO Average Compensation Actually Paid Amount			$ 728,512	(184,960)	402,134	(142,055)	170,850
Adjustment to Non-PEO NEO Compensation Footnote	The following tables set forth the amounts subtracted from the Summary Compensation Table Total and the amounts added back during each year represented in the Pay versus Performance table to arrive at Compensation Actually Paid to each PEO and our Non PEO NEOs during the years presented. Equity values are calculated in accordance with ASC Topic 718.

Adjustments made to Determine Compensation Actually Paid		2025	2024	2023	2022	2021
Summary Compensation Table Total	PEO 1	$—	$—	$1,660,400	$—	$1,986,090
	PEO 2	$—	$—	$1,660,400	$—	$1,986,090
	Average Non PEO NEOs	$656,800	$209,069	$830,200	$—	$184,667

Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	PEO 1	$—	$—	$(1,660,400)	$—	$(1,986,090)
	PEO 2	$—	$—	$(1,660,400)	$—	$(1,986,090)
	Average Non PEO NEOs	$(656,800)	$(209,069)	$(830,200)	$—	$(184,667)

Increase for year-end fair value of awards granted during year that remain unvested as of year-end	PEO 1	$—	$—	$927,360	$—	$1,487,687
	PEO 2	$—	$—	$927,360	$—	$1,487,687
	Average Non PEO NEOs	$601,460	$27,158	$463,680	$—	$137,340

Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to that year that were outstanding and unvested as of year-end	PEO 1	$(47,093)	$(24,734)	$(629,491)	$(685,729)	$(233,446)
	PEO 2	$(47,093)	$(24,734)	$(629,491)	$(685,729)	$(233,446)
	Average Non PEO NEOs	$(44,304)	$(9,439)	$(240,176)	$(108,680)	$(43,407)

Increase for fair value as of the vesting dates for awards granted during year that vest during the year	PEO 1	$—	$—	$185,620	$—	$308,016
	PEO 2	$—	$—	$185,620	$—	$308,016
	Average Non PEO NEOs	$95,680	$32,396	$92,810	$—	$29,760

Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to that year that vested during year	PEO 1	$(15,818)	$(8,059)	$(154,702)	$(309,989)	$(72,677)
	PEO 2	$(15,818)	$(8,059)	$(154,702)	$(309,989)	$(72,677)
	Average Non PEO NEOs	$(8,580)	$(2,102)	$(52,980)	$(76,466)	$(17,862)

Deduction for fair value of awards granted prior to year that were forfeited during year	PEO 1	$—	$—	$—	$—	$—
	PEO 2	$—	$—	$—	$—	$—
	Average Non PEO NEOs	$—	$(266,616)	$—	$—	$—

Increase based on dividends or other earnings Paid during year prior to vesting date of award	PEO 1	$137,011	$182,189	$377,506	$245,064	$334,056
	PEO 2	$137,011	$182,189	$377,506	$245,064	$334,056
	Average Non PEO NEOs	$84,256	$33,643	$138,800	$43,091	$65,019
Continued

Total Adjustments	PEO 1	$74,100	$149,396	$(954,107)	$(750,654)	$(162,454)
	PEO 2	$74,100	$149,396	$(954,107)	$(750,654)	$(162,454)
	Average Non PEO NEOs	$71,712	$(394,029)	$(428,066)	$(142,055)	$(13,817)

Compensation Actually Paid	PEO 1	$74,100	$149,396	$706,293	$(750,654)	$1,823,636
	PEO 2	$74,100	$149,396	$706,293	$(750,654)	$1,823,636
	Average Non PEO NEOs	$728,512	$(184,960)	$402,134	$(142,055)	$170,850

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following is a list of the most important factors used by the Company to link executive compensation actually paid to the PEOs and Non-PEO NEOs. The Compensation Committee reviews such factors periodically and, accordingly, such factors remain subject to revision and refinement.

(1)Economic return.
(2)Total shareholder return.
(3)Common equity growth through efficient use of the Company's at-the-market common stock offering program.
(4)Equity growth in percentage terms as compared to the peer group.
(5)CEO open market purchases of Company common stock as compared to open market purchases of common stock by peer group CEOs.
(6)Strategic implementation and sale of a preferred stock program as compared to the Company's peer group.
(7)Total expenses of the Company as a percentage of its total stockholders' equity, relative to its peers.

Total Shareholder Return Amount			$ 73.74	66.09	58.40	69.02	101.18
Peer Group Total Shareholder Return Amount			125.29	92.31	85.16	79.97	102.70
Net Income (Loss)			$ 322,686,865	$ (14,393,939)	$ (67,923,938)	$ (229,930,299)	$ 15,362,714
Company Selected Measure Amount			0.128	(0.026)	(0.047)	(0.324)	(0.064)
Additional 402(v) Disclosure			Total Shareholder Return illustrates the value, as of the last day of the indicated fiscal year, of an investment of $100 in our common stock on December 31, 2020. See graphs below for the relationship between Total Shareholder Return and other metrics in this table.
Measure:: 1
Pay vs Performance Disclosure
Name			Economic return
Non-GAAP Measure Description			Total Economic Return is calculated by adding the year-end book value per common share for the particular year plus dividends paid per common share for such year and then dividing the sum by book value per common share at the beginning of the year. Book value per common share is calculated as total stockholders' equity, less the liquidation preference on shares of our outstanding Series C Preferred Stock, divided by common shares outstanding.
Measure:: 2
Pay vs Performance Disclosure
Name			Total shareholder return
Measure:: 3
Pay vs Performance Disclosure
Name			Common equity growth through efficient use of the Company's at-the-market common stock offering program
Measure:: 4
Pay vs Performance Disclosure
Name			Equity growth in percentage terms as compared to the peer group
Measure:: 5
Pay vs Performance Disclosure
Name			CEO open market purchases of Company common stock as compared to open market purchases of common stock by peer group CEOs
Measure:: 6
Pay vs Performance Disclosure
Name			Strategic implementation and sale of a preferred stock program as compared to the Company's peer group
Measure:: 7
Pay vs Performance Disclosure
Name			Total expenses of the Company as a percentage of its total stockholders' equity, relative to its peers
Ulm [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	$ 0	$ 1,660,400	$ 0	$ 1,986,090
PEO Actually Paid Compensation Amount			$ 74,100	149,396	$ 706,293	$ (750,654)	$ 1,823,636
PEO Name	Scott J. Ulm	Scott J. Ulm	Scott J. Ulm		Scott J. Ulm	Scott J. Ulm	Scott J. Ulm
Zimmer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 0	0	$ 1,660,400	$ 0	$ 1,986,090
PEO Actually Paid Compensation Amount			74,100	149,396	$ 706,293	$ (750,654)	$ 1,823,636
PEO Name	Jeffrey J. Zimmer				Jeffrey J. Zimmer	Jeffrey J. Zimmer	Jeffrey J. Zimmer
PEO | Ulm [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			74,100	149,396	$ (954,107)	$ (750,654)	$ (162,454)
PEO | Ulm [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(1,660,400)	0	(1,986,090)
PEO | Ulm [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	927,360	0	1,487,687
PEO | Ulm [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(47,093)	(24,734)	(629,491)	(685,729)	(233,446)
PEO | Ulm [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	185,620	0	308,016
PEO | Ulm [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(15,818)	(8,059)	(154,702)	(309,989)	(72,677)
PEO | Ulm [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Ulm [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			137,011	182,189	377,506	245,064	334,056
PEO | Zimmer [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			74,100	149,396	(954,107)	(750,654)	(162,454)
PEO | Zimmer [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(1,660,400)	0	(1,986,090)
PEO | Zimmer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	927,360	0	1,487,687
PEO | Zimmer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(47,093)	(24,734)	(629,491)	(685,729)	(233,446)
PEO | Zimmer [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	185,620	0	308,016
PEO | Zimmer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(15,818)	(8,059)	(154,702)	(309,989)	(72,677)
PEO | Zimmer [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0	0
PEO | Zimmer [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			137,011	182,189	377,506	245,064	334,056
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			71,712	(394,029)	(428,066)	(142,055)	(13,817)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(656,800)	(209,069)	(830,200)	0	(184,667)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			601,460	27,158	463,680	0	137,340
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(44,304)	(9,439)	(240,176)	(108,680)	(43,407)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			95,680	32,396	92,810	0	29,760
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,580)	(2,102)	(52,980)	(76,466)	(17,862)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	(266,616)	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 84,256	$ 33,643	$ 138,800	$ 43,091	$ 65,019